Concentrations	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Concentrations

13.	Concentrations:

Major customers

During the quarter ended June 30, 2025 and 2024, the Company sold Ad tech revenue; sold subscriptions on its site Rooplay; and premium purchases of Rooplay Originals. During the quarter ended June 30, 2025, the Company had revenues of $558,252, and $460,626, from two customers (June 30, 2024 - two customers for $664,511, and $357,316) which was more than 10% of the total revenue. The Company utilizes certain advertising agencies for the Ad tech revenue.